Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Awards. The Company has adopted a policy regarding equity-based grant to ensure the integrity and efficiency of the Company’s award process. The policy also helps ensure that all equity grants are to be made during the trading window periods, consistent with the Company’s insider trading policy and minimize the risk of grant decisions being made while any employees or member of the Board is in possession of material nonpublic information. With certain exceptions and following our policy, the Company generally grants equity awards on a predetermined schedule. Annual grants of equity-based awards to existing officers, employees and consultants are usually made in the months of February and October on dates approved by the Board or the Compensation Committee (or authorized subcommittee thereof), unless the Board or the Compensation Committee (or the authorized subcommittee) directs that the awards be granted on a subsequent date. The Company does not grant stock options, stock appreciation rights, or similar equity awards with option-like features in anticipation of the release of material nonpublic information and does not grant such types of awards as part of its equity compensation program. Furthermore, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method

Timing of Equity Awards. The Company has adopted a policy regarding equity-based grant to ensure the integrity and efficiency of the Company’s award process. The policy also helps ensure that all equity grants are to be made during the trading window periods, consistent with the Company’s insider trading policy and minimize the risk of grant decisions being made while any employees or member of the Board is in possession of material nonpublic information. With certain exceptions and following our policy, the Company generally grants equity awards on a predetermined schedule. Annual grants of equity-based awards to existing officers, employees and consultants are usually made in the months of February and October on dates approved by the Board or the Compensation Committee (or authorized subcommittee thereof), unless the Board or the Compensation Committee (or the authorized subcommittee) directs that the awards be granted on a subsequent date. The Company does not grant stock options, stock appreciation rights, or similar equity awards with option-like features in anticipation of the release of material nonpublic information and does not grant such types of awards as part of its equity compensation program. Furthermore, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false